Restricted Share Units (Details) - Schedule of restricted share units - $ / shares	3 Months Ended		12 Months Ended
	Jan. 31, 2023		Oct. 31, 2022
Schedule of Restricted Share Units [Abstract]
Number of RSUs, Beginning balance
Weighted average issue price, Beginning balance
Number of RSUs, Granted	14,774	[1]	35,328
Weighted average issue price, Granted	$ 5.01	[1]	$ 10.55
Number of RSUs, Vested	(14,774)		(35,328)
Weighted average issue price, Vested	$ 5.01		$ 10.55
Number of RSUs, Ending balance
Weighted average issue price, Ending balance

[1]	During the three months ended January 31, 2023, the Company issued 14,774 RSU’s with a fair value of $74,005 to consultants.